Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Schedule of Balances and Transactions with Related Parties
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income (loss) included in the statement of income			Balance receivable (payable)/(equity)
			2022	2021	2020	2022	2021

Management and selected employees	Employment	Compensation selected employees	(11,497)	(7,883)	(5,232)	(18,917)	(16,198)